CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares shares in Millions	Sep. 01, 2016	Sep. 03, 2015
Liabilities and equity
Common stock, par value (in dollars per share)	$ 0.10	$ 0.10
Common Stock, authorized shares (in shares)	3,000	3,000
Common Stock, issued (in shares)	1,094	1,084
Common Stock, outstanding (in shares)	1,094	1,084
Treasury Stock, held (in shares)	54	45